Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Leases
Note 11. Leases
For the year ended as of December 31, 2019, the change in the Company’s right-of-use
assets, is as follows:

	Ps. Total
As of January 1, 2019		1,797
Additions		215
Disposals		(36)
Depreciation		(555)
Hyperinflationary economies effect		20
Indexation effect		15
Effects of changes in foreign exchange rates		(74)

Right-of-use assets, net as of December 31, 2019	Ps.	1,382

As of December 31, 2019, scheduled maturities of the Company’s lease liabilities, are as follows:

	2019
Maturity analysis
Less than one year	Ps.	483
One to three years		238
More than three years		662

Total lease liabilities as of December 31, 2019	Ps.	1,383

Current	Ps.	483
Non-Current	Ps.	900

The interest expense for leases reported in the income statements for the period ended on December 31, 2019 was Ps. 129.
The expenses for the low value assets and short-term leases reported in the income statements for the period ended on December 31, 2019 was Ps. 187.
Rental expense charged to consolidated net income was Ps. 1,063 and Ps. 1,420 for the years ended December 31, 2018 and 2017, respectively.